DIVIDENDS PAYABLE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DIVIDENDS PAYABLE
Dividends for the fiscal year 2024	R$ 2,464,804
Dividends for the fiscal year 2023		R$ 1,121,391
Dividends from previous years	25,864	33,445
Total	R$ 2,490,668	R$ 1,154,836
Minimum mandatory dividend (as a percent)	25.00%
Class A and Class B Preferred shares
DIVIDENDS PAYABLE
Minimum mandatory dividend (as a percent)	10.00%
Class A preferred shares
DIVIDENDS PAYABLE
Minimum mandatory dividend (as a percent)	8.00%
Class B preferred shares
DIVIDENDS PAYABLE
Minimum mandatory dividend (as a percent)	6.00%